Fair value of assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Fair value of assets and liabilities
Schedule of fair value hierarchy for assets and liabilities measured at fair value on a recurring basis

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2018	(RMB)	(RMB)	(RMB)	(RMB)
Assets
Loans at fair value	—	—	33,417,119	33,417,119
Financial guarantee derivative	—	—	358,249,913	358,249,913
Total assets	—	—	391,667,032	391,667,032

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2019	(RMB)	(RMB)	(RMB)	(RMB)
Assets
Loans at fair value	—	—	2,782,332,885	2,782,332,885
Financial guarantee derivative	—	—	719,962,262	719,962,262
Total assets	—	—	3,502,295,147	3,502,295,147
Payable to investors at fair value	—	—	3,006,349,475	3,006,349,475
Total liabilities	—	—	3,006,349,475	3,006,349,475

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2019	(US$)	(US$)	(US$)	(US$)
Assets
Loans at fair value	—	—	399,657,112	399,657,112
Financial guarantee derivative	—	—	103,416,108	103,416,108
Total assets	—	—	503,073,220	503,073,220
Payable to investors at fair value	—	—	431,835,082	431,835,082
Total liabilities			431,835,082	431,835,082

Schedule of financial guarantee derivative movement activities

	2018	2018	2019	2019
	RMB	USD	RMB	USD
Balance at January 1	53,260,916	7,746,479	(358,249,913)	(51,459,380)
Estimated payment to ZhongAn based on the pre-agreed Cap(1)	1,784,817,072	259,590,877	2,270,629,689	326,155,547
Less: Initially estimated net guarantee service fee to be collected(2)	1,607,696,701	233,829,787	2,039,737,713	292,989,990
Add (Less): Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans(3)	23,850,931	3,468,974	15,479,852	2,223,542
Change in fair value of financial guarantee derivative	200,971,302	29,230,064	246,371,828	35,389,099
Add: Guarantee service fee received from borrowers	1,019,863,268	148,332,960	1,877,885,497	269,741,374
Less: Compensation paid to ZhongAn	1,632,345,399	237,414,792	2,485,969,674	357,087,201
Balance at December 31	(358,249,913)	(52,105,289)	(719,962,262)	(103,416,108)
Potential maximum undiscounted amount payable (Remaining estimated payment to ZhongAn based on the pre-agreed Cap at December 31)	370,958,304	53,953,648	155,618,319	22,353,173
Changes in fair value related to balance outstanding at December 31	108,540,263	15,786,527	120,363,772	17,289,174

Note:

(1)       Amount represents estimated payment to ZhongAn which is the aggregated amount of guarantee fees, which would be the amount of loan principle multiplied by annualized guarantee fee ratio. The obligation is not influenced by default and early repayment of borrowers.

(2)       Amount represents estimated guarantee service fees to be collected for loans newly facilitated during each vintage period according to the guarantee service agreement with the borrowers, net of estimated defaults and prepayments.

(3)       Amount represents the subsequent adjustment to update the estimated net guarantee service fees to be collected for all outstanding loans as a result of changes in estimated default or prepayment rates.

Schedule of outstanding loan balance, remaining weighted average contractual term and estimated default rate of the outstanding loans

	As of	As of	As of
	December 31,	December 31,	December 31,
	2018	2019	2019
	RMB	RMB	US$
Outstanding loan balance	12,811,666,471	12,492,069,873	1,794,373,563
Remaining weighted average contractual term (Month)	7.53	7.13	7.13
Estimated default rate	11.06%	10.13%	10.13%

Schedule of significant unobservable inputs

		December 31, 2018	December 31, 2019
		Range of Inputs	Range of Inputs
Financial Instrument	Unobservable Input	Weighted-Average	Weighted-Average
Loans and payable to investors at fair value	Discount rates	7.12%	8.28%
	Net cumulative expected loss rates(1)	7.59%	9.99%

(1)    Represents the net of default rate, prepayment rate and collection rate, expressed as a percentage of the loan volume.

Schedule of loans receivable measured at fair value on recurring basis

RMB

							Changes in fair
							value related to
							balance
	Balance at					Balance at	outstanding at
	December 31,	Origination of	Collection of	Reinvestment	Change in	December	December 31,
	2017	loan principal	principal	of principal	fair value	31, 2018	2018
Xiaoying Credit Loan	427,347,002	49,498,710	(476,783,941)	—	33,355,348	33,417,119	(1,750,429)
Xiaoying Housing Loan	240,491,878	—	(267,567,946)	18,353,661	8,722,407	—	—
Total	667,838,880	49,498,710	(744,351,887)	18,353,661	42,077,755	33,417,119	(1,750,429)

RMB

							Changes in fair
							value related to
							balance
	Balance at					Balance at	outstanding at
	December 31,	Origination of	Collection of	Reinvestment	Change in	December	December 31,
	2018	loan principal	principal	of principal	fair value	31, 2019	2019
Xiaoying Credit Loan	33,417,119	4,938,191,061	(2,961,912,723)	708,474,895	64,162,533	2,782,332,885	62,412,104

USD

							Changes in fair
							value related to
							balance
	Balance at					Balance at	outstanding at
	December 31,	Origination of	Collection of	Reinvestment	Change in	December	December 31,
	2018	loan principal	principal	of principal	fair value	31, 2019	2019
Xiaoying Credit Loan	4,800,069	709,326,763	(425,452,142)	101,766,051	9,216,371	399,657,112	8,964,938

Schedule of loans payable measured at fair value on recurring basis

Payable to investors at
fair value of the
Consolidated Trusts
RMB
Balance at December 31, 2017	667,080,871
Initial contribution	—
Principal payment	(696,800,000)
Changes in fair value	29,719,129
Balance at December 31, 2018	—
Changes in fair value related to balance outstanding at December 31, 2018	—

	Payable to investors at
	fair value of the
	Consolidated Trusts
	RMB	US$
Balance at December 31, 2018	—	—
Initial contribution	4,313,060,000	619,532,305
Principal payment	(1,306,710,525)	(187,697,223)
Changes in fair value	—	—
Balance at December 31, 2019	3,006,349,475	431,835,082
Changes in fair value related to balance outstanding at December 31, 2019	—	—